Accounting for eRapa and CPRIT grant (Details Narrative) £ in Thousands	6 Months Ended
Jun. 30, 2024 GBP (£)
Accounting For Erapa And Cprit Grant
Research and devlopment cost	£ 200
Capital expenditure	500
Against CIPRIT grant value	£ 300